Employee benefits - Actuarial and economic assumptions and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial and economic assumptions and sensitivity analysis
Profitability projections of investments period (in years)	10 years
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Overfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 3,666
Assumptions made (as a percent)	8.18%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 4,412
Assumptions made (as a percent)	6.18%
Overfunded pension plans | Brazil
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of salary increase	5.88%
Nominal average rate of benefit increase	3.80%	4.00%
Nominal average rate of price inflation	3.80%
Overfunded pension plans | Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	6.99%
Nominal average rate to determine expense/ income	6.99%	8.86%
Nominal average rate of salary increase	5.88%	4.00%
Nominal average rate of benefit increase		4.00%
Nominal average rate of price inflation		4.00%
Overfunded pension plans | Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	7.32%
Nominal average rate to determine expense/ income	7.32%	9.10%
Nominal average rate of salary increase		6.08%
Underfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 3,901
Assumptions made (as a percent)	4.35%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 5,026
Assumptions made (as a percent)	2.35%
Underfunded pension plans | Brazil
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	7.10%	9.10%
Nominal average rate to determine expense/ income	7.10%	9.10%
Nominal average rate of salary increase	6.00%	6.08%
Nominal average rate of benefit increase	6.00%	6.08%
Nominal average rate of price inflation	4.00%	4.00%
Underfunded pension plans | Foreign
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	2.96%	3.56%
Nominal average rate to determine expense/ income	3.57%	3.26%
Nominal average rate of salary increase	3.17%	3.20%
Nominal average rate of benefit increase	3.00%	3.00%
Nominal average rate of price inflation	2.10%	2.10%
Other benefits | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate - 1.0% increase - Actuarial liability balance	$ 1,316
Assumptions made (as a percent)	4.87%
Nominal discount rate - 1.0% reduction - Actuarial liability balance	$ 1,747
Assumptions made (as a percent)	2.87%
Other benefits | Brazil
Actuarial and economic assumptions and sensitivity analysis
Immediate health care cost trend rate	6.91%	7.12%
Ultimate health care cost trend rate	6.91%	7.12%
Nominal average rate of price inflation	3.80%	4.00%
Other benefits | Foreign
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.04%	3.66%
Nominal average rate to determine expense/ income	3.66%	3.44%
Immediate health care cost trend rate	5.58%	5.90%
Ultimate health care cost trend rate	4.55%	4.56%